SHARE CAPITAL- Additional information (Details)														3 Months Ended	12 Months Ended
	Dec. 07, 2020 CNY (¥) ¥ / shares shares	Sep. 03, 2020 ¥ / shares shares	May 27, 2020 $ / shares	May 22, 2020 CNY (¥) ¥ / shares shares	Jan. 08, 2020 CNY (¥) ¥ / shares shares	Dec. 18, 2019 $ / shares	Dec. 16, 2019 USD ($) $ / shares shares	Dec. 16, 2019 CNY (¥) shares	Dec. 04, 2018 $ / shares	Nov. 29, 2018 USD ($)	Nov. 29, 2018 CNY (¥)	Apr. 19, 2018 USD ($) shares	Apr. 19, 2018 CNY (¥) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Sep. 02, 2020 shares	Nov. 20, 2009 $ / shares shares	Jun. 30, 2009 $ / shares	May 29, 2009 $ / shares	Jan. 17, 2008 $ / shares
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares issued	566,379			1,102,950	666,666		1,200,000	1,200,000							1,000,000	1,000,000
Equity, Reverse Stock Split		Company effected a reverse stock split, every three issued and outstanding ordinary shares as of the effective date will automatically be combined into one issued and outstanding share
Exercise price, share options granted | (per share)				¥ 0.85			$ 0.9375
Share issued price per share | (per share)	¥ 2.32			¥ 0.68	¥ 0.75		$ 0.75							$ 1.27	$ 1.27
Number of shares outstanding		3,100,000															2,435,662	5,678,703	3,674,370	9,200,000
Warrant, Number of Securities Called by Warrants or Rights				1,102,950			1,200,000												50,000
Gross Proceeds from pricing of public offering				¥ 750,006				¥ 900,000		$ 1,270,000	¥ 8,732,000
Proceeds from pricing of public offering										1,070,000	7,332,000
Percentage of gross proceeds of offering							8.00%	8.00%							8.00%	8.00%
Payment of placement fee | $							$ 72,000
Payment of non-accountable expense allowance | $							$ 45,000
Percentage of aggregate number of shares sold in offering				5.00%			5.00%	5.00%
Fair value of shares issued | ¥																¥ 587,000	¥ 627,000
Proceeds from issue of ordinary shares | ¥	¥ 1,300,000															¥ 16,045,000	5,033,000	¥ 15,262,000
Equity | ¥																	¥ 272,893,000	276,018,000	¥ 97,349,000
Aggregate the number of share sale												770,299	770,299
Purchase price of per share | ¥													¥ 1.56
Proceeds from offering				¥ 595,000			$ 748,000					$ 1,200,000	7,952,000
Commission and legal expenses										203,600	1,400,000
Number of shares issued																	1,200,000		1,156,251
Aggregate of warrants														500,000	46,256	46,256	94,862
Warrants exercise price per share | (per share)				¥ 0.79			$ 0.82							$ 1.27	$ 1.27
Legal and other expenses | $															$ 45,000
Fair value of other than equity instrument warrant granted | ¥																¥ 3,552,000	¥ 5,250,000	4,955,000
Shares issued	566,379			1,102,950	666,666		1,200,000	1,200,000							1,000,000	1,000,000
Purchase price | (per share)	¥ 2.32			¥ 0.68	¥ 0.75		$ 0.75							$ 1.27	$ 1.27
Warrants sold				1,102,950			1,200,000												50,000
Gross proceeds for sale of common shares and warrants				¥ 750,006				¥ 900,000		$ 1,270,000	¥ 8,732,000
Warrants term			5 years			5 years	5 years	5 years	5 years
Warrants exercisable term				5 years			6 months	6 months
Net proceeds for sale of common shares and warrants after deducting certain fees due to the placement agent and the Company's estimated transaction expenses				¥ 595,000			$ 748,000					$ 1,200,000	¥ 7,952,000
Payment of placement fee | $							72,000
Maximum other expenses of the Placement Agent | $							$ 45,000
Fair value of the warrants granted to investors and placement agent | ¥																¥ 3,552,000	5,250,000	¥ 4,955,000
Issuance of new shares for equity financing | ¥					¥ 500,000											16,045,000	¥ 6,266,000
Registration period of offering					270 days
Chief Executive Officer
Disclosure Of SHARE CAPITAL [Line Items]
Fair value of shares issued | ¥																¥ 548,000
Aggregate of warrants															36,201	36,201
Minimum
Disclosure Of SHARE CAPITAL [Line Items]
Par value per share | ¥ / shares		¥ 0.008
Exercise price, share options granted | $ / shares			$ 0.79			$ 0.82			$ 1.27
Maximum
Disclosure Of SHARE CAPITAL [Line Items]
Par value per share | ¥ / shares		¥ 0.024
Exercise price, share options granted | $ / shares			$ 0.85			$ 0.9375			$ 1.5875						$ 1.5875
Mr. Wong Kung Tok [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Par value per share | $ / shares																						$ 1.00		$ 1
Success Winner Limited [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares outstanding																					8,950,171
Business combination, consideration, exchange price of share | $ / shares																					$ 10.00
Business combination, consideration, number of outstanding shares acquired																					5,743,320
Success Winner Limited [Member] | Mr. Wong Kung Tok [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Par value per share | $ / shares																							$ 1